Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - Rigetti Computing, Inc - shares	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2021
Common Class A [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	101,460,794	89,638,584
Common Class A [Member] | Convertible Series C Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	69,223,658	69,223,658
Common Class A [Member] | Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	10,817,831	3,406,156
Common Class A [Member] | Employee Stock Option Member
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	14,572,344	17,008,770
Common Class A [Member] | Restricted Stock Units RSU
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	6,846,961	0
Common Class B [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	29,502,847	29,502,847
Common Class B [Member] | Convertible Series C-1 Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	29,502,847	29,502,847